Reserves - Changes in Valuation Gain (Loss) on Derivatives (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (373,442)	₩ (234,727)
Balance at December 31	(329,576)	(373,442)
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(41,601)	(73,828)
Amount recognized as other comprehensive income (loss) during the year, net of taxes	34,209	(11,301)
Amount reclassified to profit or loss, net of taxes	6,472	43,528
Balance at December 31	₩ (920)	₩ (41,601)